Compensation of the board of directors and key management personnel - Summary of compensation paid to key management personnel for employee services (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Compensation of Board members and key management personnel
Post-employment pension and medical benefits	€ 456	€ 357	€ 386
Total	9,362	6,207	3,067
Board of directors and key management personnel
Compensation of Board members and key management personnel
Short-term employee benefits	10,023	6,677	3,127
Post-employment pension and medical benefits	456	357	386
Share-based payments	3,232	4,280	1,093
Total	€ 13,711	€ 11,314	€ 4,606